                       Supplement dated February 7, 2003

                   to the Prospectuses dated May 1, 2002 for
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                       LIFESTAGES(R) VARIABLE ANNUITY AND
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY

                 and to the Prospectuses dated May 10, 2002 for LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

This supplement amends the Prospectus for the LifeStages(R) Access Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under
Section 401(a) of the Internal Revenue Code of 1986 as amended ("Code"). The main differences between the policies described in the May 2002 prospectuses and policies issued to fund a Pension Plan, are that policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, the prospectuses for policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

   Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

   Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

   Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For LifeStages(R) Access, LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Essentials and LifeStages(R) Select policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

   (a)  for LifeStages(R) Access policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as we may permit at any time.

   (b)  for LifeStages(R) Variable Annuity policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.

   (c)  for LifeStages(R) Premium Plus policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.

   (d)  for LifeStages(R) Essentials policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.

   (e)  for LifeStages(R) Select policies:
        Unless we permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.

2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

   Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as we may permit at any time.

C. THE POLICIES -- Qualified And Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

   You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .", revise the first sentence to read:

   If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the

   LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:

   An Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

E. THE POLICIES -- Policy Application And Premium Payments

1. For LifeStages(R) Access, LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Essentials and LifeStages(R) Select policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

   (a)  for LifeStages(R) Access policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as we may permit at any time.

   (b)  for LifeStages(R) Variable Annuity policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.

   (c)  for LifeStages(R) Premium Plus policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.

   (d)  for LifeStages(R) Essentials policies:
        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.

   (e)  for LifeStages(R) Select policies:
        Unless we permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000.

2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

   Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as we may permit at any time.

F. THE POLICIES -- Riders

1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies, under the heading "Riders", delete the first sentence and replace it with the following:

   At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies, under the heading "Riders -- Unemployment Benefit Rider", delete the first sentence and replace it with the following:

   For all IRAs, Roth IRAs and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders -- Enhanced Beneficiary Benefit Rider (optional)", delete the eighth full paragraph and replace it with the following:

   There will be no payment under the EBB Rider if on the date we calculate the
   EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following:
   1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this Rider without surrendering your policy.

4. Under the section "Riders", delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

G. FEDERAL TAX MATTERS

1. Under the section "Federal Tax Matters -- Qualified Plans", delete the heading "Qualified Plans" and the first paragraph under that heading and replace it with the following:

  QUALIFIED POLICIES

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the policy.

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                       Supplement dated February 7, 2003

                   to the Prospectuses dated May 1, 2002 for
                       MAINSTAY PLUS VARIABLE ANNUITY AND
                     MAINSTAY PREMIUM PLUS VARIABLE ANNUITY

                 and to the Prospectuses dated May 10, 2002 for
                      MAINSTAY SELECT VARIABLE ANNUITY AND
                       MAINSTAY PLUS II VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

This supplement amends the Prospectus for the MainStay Plus Variable Annuity, the MainStay Premium Plus Variable Annuity, the MainStay Select Variable Annuity and the MainStay Plus II Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended ("Code"). The main differences between the policies described in the May 2002 prospectuses and policies issued to fund a Pension Plan, are that policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, the prospectuses are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

   Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

   Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

   Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. Delete the first two sentences of the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

   (a)  For MainStay Plus, MainStay Premium Plus and MainStay Plus II policies:

        Unless we permit otherwise, except for policies issued to fund a Pension Plan, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies.

        Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. Except for policies issued to fund a Pension Plan, the minimum additional payment is $100 (for MainStay Plus), $2,000 (for MainStay Premium Plus), and $500 (for MainStay Plus II), or such lower amount as we may permit at any time. Unless we permit otherwise, the minimum additional payment for policies issued to fund a Pension Plan is $10,000.

   (b) For MainStay Select policies:

       Unless we permit otherwise, the minimum initial premium payment is $25,000. Except for policies issued to fund a Pension Plan, the minimum additional payment is $1,000, or such lower amount as we may permit at any time. Unless we permit otherwise, the minimum additional payment for policies issued to fund a Pension Plan is $10,000.

C. THE POLICIES -- Qualified And Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

   You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .", revise the first sentence to read:

   If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. In the same paragraph, delete the disclosure immediately following clause (6) (for MainStay Plus) and immediately following clause (5) (for MainStay Premium Plus, MainStay Select and MainStay Plus II) and replace it with the following:

   An Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

4. In the same paragraph, delete the disclosure immediately following clause (8) (for MainStay Plus) and immediately following clause (9) (for MainStay Premium Plus and MainStay Plus II) and replace it with the following:

   Optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance
   (ESC) Rider (ESC not available on policies issued to fund a Pension Plan) which allows you to increase your death benefit by a percentage of the gain in the contract.

E. THE POLICIES -- Policy Application And Premium Payments

1. Under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

   (a) For MainStay Plus, MainStay Premium Plus and MainStay Plus II policies:

       Unless we permit otherwise, except for policies issued to fund a Pension Plan, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. Except for policies issued to fund a Pension Plan, the minimum additional payment is $100 (for MainStay Plus), $2,000 (for MainStay Premium Plus), and $500 (for MainStay Plus II), or such lower amount as we may permit at any time. Unless we permit otherwise, the minimum additional payment for policies issued to fund a Pension Plan is $10,000.

   (b) For MainStay Select policies:

       Unless we permit otherwise, the minimum initial premium payment is $25,000. Except for policies issued to fund a Pension Plan, the minimum additional payment is $1,000, or such lower amount as we may permit at any time. Unless we permit otherwise, the minimum additional payment for policies issued to fund a Pension Plan is $10,000.

F. THE POLICIES -- Riders

1. Under the heading "Riders", delete the first sentence and replace it with the following:

   At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. Under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

   For all IRAs, Roth IRAs and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders -- Enhanced Beneficiary Benefit Rider (optional)," delete the third sentence of the eighth paragraph and replace it with the following:

   As discussed below in "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if, upon your death prior to the Annuity Commencement Date, your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider.

4. Under the section "Riders," delete the heading "(e) Enhanced Spousal Continuance Rider (optional)" and replace it with the following:

   (e) Enhanced Spousal Continuance Rider (optional; not available on policies issued to fund a Pension Plan)

G. FEDERAL TAX MATTERS

1. Under the section "Federal Tax Matters -- Qualified Plans," delete the heading "Qualified Plans" and the first paragraph under that heading and replace it with the following:

     QUALIFIED POLICIES

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the policy.

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                       Supplement dated February 7, 2003

                    to the Prospectus dated May 1, 2002 for
                     AMSOUTH PREMIUM PLUS VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

This supplement amends the Prospectus for the AmSouth Premium Plus Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The purpose of this supplement is to modify the prospectus to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under
Section 401(a) of the Internal Revenue Code of 1986 as amended ("Code"). The main differences between the policies described in the May 1, 2002 prospectus and policies issued to fund a Pension Plan, are that policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, the prospectuses are modified as follows:

A. DEFINITIONS

1. On page 3 of the prospectus, replace the definition of "Non-Qualified Policies" with the following:

   Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. On page 3 of the prospectus, replace the definition of "Qualified Policies" with the following:

   Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. On page 3 of the prospectus, add the following definition of "Pension Plan":

   Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. On page 11 of the prospectus, delete the first two sentences of the answer to Question 6, "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

   Unless we permit otherwise, except for policies issued to fund a Pension Plan, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. Except for policies issued to fund a Pension Plan, the minimum additional premium payment is $2,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. On page 20 of the prospectus, under the first paragraph of the section entitled "Qualified and Non-Qualified Policies," delete the fourth sentence and replace the fifth sentence with the following:

   You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. On page 20 of the prospectus, under the second paragraph of the section entitled "Qualified and Non-Qualified Policies," delete the first sentence of the paragraph and replace it with the following:

   If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. On page 20 of the prospectus, under the second paragraph of the section entitled "Qualified and Non-Qualified Policies," delete the disclosure immediately following clause (5) and replace it with the following:

   An Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

E. THE POLICIES -- Policy Application And Premium Payments

1. On pages 21-22 of the prospectus, under the section entitled "Policy Application and Premium Payments," delete the first two sentences of the fifth paragraph and replace them with the following:

   Unless we permit otherwise, except for policies issued to fund a Pension Plan, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Unless we permit otherwise, the minimum initial premium for policies issued to fund a Pension Plan is $10,000. Except for policies issued to fund a Pension Plan, the minimum additional premium payment is $2,000. The minimum additional premium payment for policies issued to fund a Pension Plan is $10,000 or such lower amount as we may permit at any time.

F. THE POLICIES -- Riders

1. On page 27 of the prospectus, under the heading "Riders," delete the first sentence and replace it with the following:

   At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. On page 28 of the prospectus, under the heading "Riders -- (b) Unemployment Benefit Rider," delete the first sentence and replace it with the following:

   For all IRAs, Roth IRAs and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. On page 29 of the prospectus, under the heading "Riders -- (d) Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

As discussed below in "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider.

4. On page 31 of the prospectus, under the heading "Riders", delete the heading "(e) Enhanced Spousal Continuance Rider (optional)" and replace it with the following:

   (e) Enhanced Spousal Continuance Rider (optional; not available on policies issued to fund a Pension Plan)

G. FEDERAL TAX MATTERS

1. On page 43 of the prospectus, under the heading "Federal Tax
   Matters -- Qualified Plans", delete the heading "Qualified Plans" and the first paragraph under that heading and replace it with the following:

     QUALIFIED POLICIES

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 403(a), 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the policy.

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                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
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